Leases-Group as Lessor	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Leases-Group as Lessor
18.	Leases—Group as Lessor

Operating leases—Group as lessor

In 2016, 2017 and 2018, the Group subleased a part of its head office to a third party. Sublease income on sublease arrangement was based on the actual square footage occupied by the third party.

Future minimum rentals receivable under non-cancelable operating leases are as follows:

	(In millions of yen)
	December 31, 2017	December 31, 2018
Within one year	23	48
After one year but not more than five years	25	8

	48	56

The Group recognized sublease income of 54 million yen, 49 million yen and 67 million yen for the years ended December 31, 2016, 2017 and 2018, respectively.